Baird Small/Mid Cap Growth Fund
Schedule of Investments, March 31, 2020 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	2,190	$163,396	0.9%
Banks
Western Alliance Bancorp	3,089	94,554	0.5%
Biotechnology
Exact Sciences Corp. (1)	2,280	132,240	0.7%
Heron Therapeutics, Inc. (1)	11,041	129,621	0.7%
Pfenex, Inc. (1)	18,335	161,715	0.9%
		423,576	2.3%
Building Products
Trex Co, Inc. (1)	3,393	271,915	1.4%
Capital Markets
MarketAxess Holdings, Inc.	1,246	414,383	2.2%
Commercial Services & Supplies
IAA, Inc. (1)	7,459	223,472	1.2%
Mobile Mini, Inc.	5,875	154,101	0.8%
		377,573	2.0%
Construction & Engineering
MasTec, Inc. (1)	7,507	245,704	1.3%
Containers & Packaging
AptarGroup, Inc.	4,344	432,402	2.3%
Distributors
Pool Corp.	3,097	609,397	3.2%
Electrical Equipment
Generac Holdings, Inc. (1)	3,290	306,529	1.6%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. - Class A	5,130	278,097	1.5%
Littelfuse, Inc.	1,368	182,519	0.9%
		460,616	2.4%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	9,874	292,270	1.6%
Food Products
Lamb Weston Holdings, Inc.	5,553	317,076	1.7%
Health Care Equipment & Supplies
Cooper Cos., Inc.	1,707	470,569	2.5%
DexCom, Inc. (1)	2,663	717,066	3.8%
Insulet Corp. (1)	2,927	484,945	2.6%
Novocure Ltd. (1)(2)	3,636	244,848	1.3%
OrthoPediatrics Corp. (1)	5,808	230,229	1.2%
QUIDEL Corp. (1)	3,649	356,909	1.9%
Silk Road Medical, Inc. (1)	5,645	177,705	0.9%
Tandem Diabetes Care, Inc. (1)	3,360	216,216	1.1%
		2,898,487	15.3%
Health Care Providers & Services
LHC Group, Inc. (1)	3,537	495,887	2.6%
Health Care Technology
Phreesia, Inc. (1)	8,581	180,458	1.0%
Household Durables
LGI Homes, Inc. (1)	2,531	114,275	0.6%
Insurance
Kinsale Capital Group, Inc.	3,780	395,123	2.1%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	4,771	183,397	1.0%
IT Services
EPAM Systems, Inc. (1)	3,079	571,647	3.0%
Euronet Worldwide, Inc. (1)	2,105	180,441	1.0%
Jack Henry & Associates, Inc.	1,845	286,418	1.5%
LiveRamp Holdings, Inc. (1)	3,788	124,701	0.7%
WNS Holdings Ltd. - ADR (1)(2)	6,189	266,003	1.4%
		1,429,210	7.6%
Life Sciences Tools & Services
ICON PLC (1)(2)	2,059	280,024	1.5%
Machinery
IDEX Corp.	3,590	495,814	2.6%
Toro Co.	5,332	347,060	1.8%
		842,874	4.4%
Media
Cable One, Inc.	432	710,212	3.8%
Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc. (1)	4,458	206,584	1.1%
Pharmaceuticals
Catalent, Inc. (1)	4,488	233,152	1.2%
Jazz Pharmaceuticals PLC (1)(2)	2,646	263,912	1.4%
		497,064	2.6%
Professional Services
TransUnion	3,425	226,667	1.2%
Road & Rail
Schneider National, Inc.	12,208	236,103	1.3%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	2,221	371,929	2.0%
Software
Alteryx, Inc. (1)	2,541	241,827	1.3%
Avalara, Inc. (1)	2,790	208,134	1.1%
Descartes Systems Group, Inc. (1)(2)	6,660	229,037	1.2%
Fair Isaac Corp. (1)	734	225,844	1.2%
Paycom Software, Inc. (1)	890	179,789	1.0%
Proofpoint, Inc. (1)	2,349	240,984	1.3%
Q2 Holdings, Inc. (1)	2,948	174,109	0.9%
Rapid7, Inc. (1)	4,349	188,442	1.0%
RingCentral, Inc. (1)	2,418	512,398	2.7%
Tyler Technologies, Inc. (1)	1,526	452,551	2.4%
Upland Software, Inc. (1)	10,328	276,997	1.5%
		2,930,112	15.6%
Specialty Retail
Burlington Stores, Inc. (1)	2,173	344,333	1.8%
Five Below, Inc. (1)	2,899	204,032	1.1%
		548,365	2.9%
Textiles, Apparel & Luxury Goods
Crocs, Inc. (1)	8,832	150,056	0.8%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (1)	5,579	410,726	2.2%
Watsco, Inc.	2,157	340,871	1.8%
		751,597	4.0%
Total Common Stocks		17,857,815	94.8%
(Cost $18,551,460)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (3)	1,102,095	1,102,095	5.8%
Total Short-Term Investment		1,102,095	5.8%
(Cost $1,102,095)
Total Investments		18,959,910	100.6%
(Cost $19,653,555)
Liabilities in Excess of Other Assets		(115,142)	(0.6)%
TOTAL NET ASSETS		$18,844,768	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR	- American Depository Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$17,857,815	$–	$–	$17,857,815
Total Equity	17,857,815	–	–	17,857,815
Short-Term Investment
Money Market Mutual Fund	1,102,095	–	–	1,102,095
Total Short-Term Investment	1,102,095	–	–	1,102,095
Total Investments*	$18,959,910	$–	$–	$18,959,910

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.